Expense Example, No Redemption - Retail Class - Transamerica SmallMid Cap Value	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	676	942	1,229	2,042	205	634	1,088	2,348	97	303	525	1,166	86	268	466	1,037